Summary of Significant Accounting Policies - Monitoring Equipment (Details) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Summary Of Significant Accounting Policies - Monitoring Equipment Details
Monitoring equipment	$ 3,506,749	$ 3,166,217	$ 2,420,042
Less: accumulated depreciation	(1,449,671)	(1,251,551)	(1,183,346)
Monitoring equipment, net of accumulated amortization	$ 2,057,078	$ 1,914,666	$ 1,236,696